SUBSEQUENT EVENTS (Details Narrative) (USD $)	1 Months Ended	12 Months Ended								1 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Apr. 03, 2013	Apr. 02, 2013	Feb. 07, 2013	Feb. 01, 2013	Jan. 30, 2013	Dec. 31, 2011	Oct. 31, 2013 Subsequent Event [Member]	Oct. 02, 2013 Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Issuance of Common stock To Purchase Warrants										44,722,178
Operating Leases, Rent Expense										$ 1,950
Proceeds From Issuance Of Debenture and Warrants										1,610,000
Debt Instrument, Face Amount											1,788,887
Placement Agent Fees Paid To Aegis Capital, Percentage		10.00%
Placement Agent Fees Paid To Aegis Capital, Amount		200,000
Settlement Of Lawsuit With Trinet, Inc							14,000
Amended And Restated Convertible Promissory Note To Dominion Capital, Llc, Note1						375,000			375,000
Dominion Capital, Llc, Cashless Warrants									500,000
Payment Made By Dominion Capital, Llc To Acquire Old Notes						562,500
Payment Made By Dominion Capital, Llc To Acquire Old Notes To Warrant Holders						37,500
Dominion Capital, Llc, Conversion Feature						66.60%
Dominion Capital, Llc, Conversion Amount						900,000
Dominion Capital, Llc, Conversion Price Per Share						$ 0.0333
Dominion Capital, Llc, Conversion Shares						27,000,000
Dominion Capital, Llc, Conversion Amount Note1						375,000
Dominion Capital, Llc, Conversion Price Per Share Note1						$ 0.015
Dominion Capital, Llc, Conversion Shares Note1						25,000,000
Dominion Capital, Llc, Conversion Amount Note2						187,500
Dominion Capital, Llc, Conversion Price Per Share Note2						$ 0.015
Preferred Stock, Series C, Shares Designated		750,000	750,000		750,000
Settlement Agreement With On Assignment Staffing Services, amount				45,000
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, prior purchase price								600,000
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, current purchase price								2,000,000
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, disparsal end date								Apr. 26, 2013
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, interest rate								10.00%
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, conversion price per share								$ 0.10
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, maturity date								Oct. 28, 2013
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, conversion authorized begin date								May 14, 2013
Amendment To Convertible Promissory Note To Dominion Capital, Llc, Amount Received By Company	250,000	600,000
Additional Convertible Notes Converted To Common Stock, Amount		$ 150,000